NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current Assets		$ 2,010	$ 586
Current Liabilities		6,197	2,760
Non-controlling interests		703	1,150
Equity in Net Assets Attributable to the partnership	[1]	(2,127)	(1,722)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		917	586
Non-Current Assets		8,076	8,758
Current Liabilities		1,594	536
Non-Current Liabilities		5,313	6,013
Non-controlling interests		703	1,150
Equity in Net Assets Attributable to the partnership		1,383	1,645
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		249	181
Non-Current Assets		4,961	5,264
Current Liabilities		316	333
Non-Current Liabilities		3,285	3,241
Non-controlling interests		314	367
Equity in Net Assets Attributable to the partnership		1,295	1,504
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		668	405
Non-Current Assets		3,115	3,494
Current Liabilities		1,278	203
Non-Current Liabilities		2,028	2,772
Non-controlling interests		389	783
Equity in Net Assets Attributable to the partnership		$ 88	$ 141

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.